Annual Fund Operating Expenses	Mar. 31, 2021
Prospectus #1 | Delaware Healthcare Fund | Class A
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.23%
Prospectus #1 | Delaware Healthcare Fund | Class C
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.98%
Prospectus #1 | Delaware Healthcare Fund | Class R
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual fund operating expenses	1.48%
Prospectus #1 | Delaware Healthcare Fund | Institutional Class
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.98%
Prospectus #2 | Delaware Small Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Prospectus #2 | Delaware Small Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.05%
Prospectus #2 | Delaware Small Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.31%
Total annual fund operating expenses	1.56%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Prospectus #2 | Delaware Small Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%	[2]
Other expenses	0.15%	[3]
Total annual fund operating expenses	1.05%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%	[2]
Other expenses	0.15%	[3]
Total annual fund operating expenses	1.80%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%	[2]
Other expenses	0.15%	[3]
Total annual fund operating expenses	1.30%
Prospectus #3 | Delaware Smid Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none	[2]
Other expenses	0.15%	[3]
Total annual fund operating expenses	0.80%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none	[2]
Other expenses	0.08%	[3]
Total annual fund operating expenses	0.73%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets from July 29, 2021 through July 29, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”